Commission and Fee Income	12 Months Ended
Dec. 31, 2023
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]
06 –
Commissions and fee income
in € m.	2023	2022	2021
Commission and fee income and expense:
Commission and fee income	11,657	12,512	13,730
Commission and fee expense	2,452	2,675	2,796
Net commissions and fee income	9,206	9,838	10,934

Disaggregation of revenues by product type and business segment
	Dec 31,2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	204	55	247	11	(2)	515
Commissions for assets under management	18	0	362	3,527	(0)	3,907
Commissions for other securities	461	0	37	1	1	499
Underwriting and advisory fees	43	1,093	16	0	4	1,156
Brokerage fees	19	280	971	33	(20)	1,282
Commissions for local payments	488	0	995	0	1	1,484
Commissions for foreign commercial business	475	27	22	0	(27)	497
Commissions for foreign currency/exchange business	6	0	4	0	(0)	10
Commissions for loan processing and guarantees	646	329	230	0	1	1,207
Intermediary fees	28	3	364	0	10	405
Fees for sundry other customer services	248	290	41	117	0	695
Total fee and commissions income	2,635	2,078	3,288	3,689	(33)	11,657
Gross expense						(2,452)
Net fees and commissions						9,206

	Dec 31,2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	218	33	254	17	(3)	520
Commissions for assets under management	18	1	363	3,642	(0)	4,024
Commissions for other securities	512	(0)	47	0	0	559
Underwriting and advisory fees	35	1,373	12	0	(52)	1,368
Brokerage fees	19	253	1,164	65	(1)	1,501
Commissions for local payments	479	3	1,006	0	8	1,497
Commissions for foreign commercial business	466	33	62	0	(5)	556
Commissions for foreign currency/exchange business	15	0	5	0	(0)	19
Commissions for loan processing and guarantees	618	298	292	0	5	1,213
Intermediary fees	23	2	523	0	13	562
Fees for sundry other customer services	282	277	10	122	4	695
Total fee and commissions income	2,684	2,273	3,739	3,847	(30)	12,512
Gross expense						(2,675)
Net fees and commissions						9,838

Prior year’s comparatives aligned to presentation in the current year.
	Dec 31,2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	231	27	259	21	2	539
Commissions for assets under management	16	1	369	3,570	(0)	3,956
Commissions for other securities	423	(0)	43	1	0	467
Underwriting and advisory fees	35	2,258	12	0	(42)	2,264
Brokerage fees	22	246	1,302	96	118	1,784
Commissions for local payments	441	4	864	0	10	1,320
Commissions for foreign commercial business	456	23	95	0	(2)	572
Commissions for foreign currency/exchange business	11	0	5	0	(0)	16
Commissions for loan processing and guarantees	564	279	305	0	10	1,157
Intermediary fees	12	3	617	0	12	644
Fees for sundry other customer services	282	562	40	121	6	1,011
Total fee and commissions income	2,494	3,403	3,910	3,809	114	13,730
Gross expense						(2,796)
Net fees and commissions						10,934

Prior year’s comparatives aligned to presentation in the current year.
Revenue is recognized when performance obligations are satisfied. Performance obligation is satisfied by fund performance exceeding a hurdle rate, an agreed minimum annual return provided to investors. As of 31 December 2023, there were performance obligations to be satisfied of € 225 million with a time band of three years from 2025 to 2027 (as of 31 December 2022, € 267 million with a time band of three years from 2024 to 2026) from Alternative funds. The decrease of performance obligations to be satisfied was mainly driven by decline in the real estate valuations due to market conditions.
As of December 31, 2023, and December 31, 2022, the Group’s balance of receivables from commission and fee income was € 903 million and € 798 million respectively. As of December 31, 2023, and December 31, 2022, the Group’s balance of contract liabilities associated to commission and fee income was € 90 million and € 63 million, respectively. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which it has received consideration from the customer prior to completion of the services. The balances of receivables and contract liabilities do not vary significantly from period to period reflecting the fact that they predominately relate to recurring service contracts with service periods of less than one year such as monthly current account services and quarterly asset management services. As a result, prior period balances of contract liabilities are generally recognized in revenue in the subsequent period. Customer payment in exchange for services provided are generally subject to performance by the Group over the specific service period such that the Group’s right to payment arises at the end of the service period when its performance obligations are fully completed. Therefore, no material balance of contract asset is reported.